Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
17.	Related party transactions

The Company has entered into office space rental arrangements and property management contracts with senior managers of certain subsidiaries. These senior managers are usually also minority shareholders of the subsidiaries. The business purpose of the transactions is to rent office space for the Company and to generate property management revenues for the Company. The recorded amount of the rent expense for the year ended
December
31,
2016
was
$0.6
million
(2015
-
$0.4
million). These amounts are settled monthly in cash, and are priced at market rates. The rental arrangements have fixed terms of up to
10
years.

As at
December
31,
2016,
the Company had
$2.5
million of loans receivable from minority shareholders
(December
31,
2015
-
$2.3
million). The business purpose of the loans receivable was to finance the sale of non-controlling interests in subsidiaries to senior managers. The loan amounts are measured based on the formula price of the underlying non-controlling interests, and interest rates are determined based on the Company’s cost of borrowing plus a spread. The loans generally have terms of
5
to
10
years, but are open for repayment without penalty at any time.

In conjunction with the spin-off transaction on
June
1,
2015,
the Company entered into transition services agreement with Colliers which set out the terms under which certain administrative services, rent and other expenses would be allocated. The Company paid
$0.3
million in rent to Colliers for the year ended
December
31,
2016.
During the period from the spin-off date to
December
31,
2015,
the amount was
$0.2
million.